Investments in Affiliates (Details) - Schedule of results of operation - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of results of operation [Abstract]
Income from operations	¥ 689,259	¥ 1,210,690	¥ 804,163
Net profit	¥ 520,539	¥ 907,724	¥ 529,524